LIABILITIES IN RESPECT OF GOVERNMENT GRANTS	12 Months Ended
Dec. 31, 2018
Disclosure of liabilities in respect of government grants [Abstract]
LIABILITIES IN RESPECT OF GOVERNMENT GRANTS
NOTE 11: -     LIABILITIES IN RESPECT OF GOVERNMENT GRANTS

	2018	2017

Balance at January 1,	$3,542	$3,428
Grants received	354	302
Royalties paid	(66)	(158)
BIRD repayment	-	(50)
Amounts recorded in profit or loss	56	20

Balance at December 31,	$3,886	$3,542

The Company received research and development grants from the IIA, and undertook to pay royalties of 3% of revenues derived from research and development projects that were financed by the IIA, of up to 100% of the grants received. As of December 31, 2018, the Company received grants amounting to $6,808, (including accrued interest), of which $3,399 were repaid to date.

The Company received research and development grants from BIRD, and undertook to pay royalties of 5% of revenues derived from research and development projects that were financed by BIRD, of up to 150% of all grants received. As of December 31, 2018, the Company received grants in the amount of $996 (linked to the US CPI). No royalties have yet been paid through December 31, 2018 as no revenues were derived from products developed using these grants.

The Company repaid $50 from the grant during 2017 and is expected to repay an additional amount of $546 during 2019 (see also Note 22).